Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
VAT and other taxes payable			¥ 7,493,415	¥ 2,446,880
Accrued payroll and welfare			5,199,691	2,864,484
Due to insurance carriers			6,802,069	1,413,757
Deposits payable			903,778	1,125,778
Other payables to suppliers	[1]		6,090,955	4,198,887
Accrued expenses and other liabilities		$ 3,904,129	¥ 26,489,908	¥ 12,049,786

[1]	Other payable mainly includes payable to suppliers for promotion service, daily operation and other service.